Inventories - Schedule Of Inventory Current (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020
Inventory [Line Items]
Raw materials and components	$ 66,102	$ 33,065	$ 16,144
Finished goods	6,237	496	310
Total inventories	$ 72,339	$ 33,561	$ 16,454